Disclosure of detailed information about financial assets, by fair value hierarchy (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 1	$ 168
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 2	168
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 3	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 4	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 5	8,114
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 6	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 7	8,114
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 8	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 9	8,282
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 10	168
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 11	8,114
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 12	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 13	1,319
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 14	1,319
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 15	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 16	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 17	341
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 18	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 19	341
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 20	0
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 21	1,660
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 22	1,319
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 23	341
Financial Instruments And Fair Value Measurements Disclosure Of Detailed Information About Financial Assets, By Fair Value Hierarchy 24	$ 0